Convertible Promissory Notes	12 Months Ended
Dec. 31, 2023
Convertible Promissory Notes [Abstract]
CONVERTIBLE PROMISSORY NOTES

NOTE 20. CONVERTIBLE PROMISSORY NOTES

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Face value of convertible promissory notes issued from July to December 2022 (note i)	5,502,927	5,502,927
Face value of convertible promissory note issued in November 2023 (note ii)	15,000,000	-
Debt discount to other reserves	(2,544,840)	-
Derivatives embedded in the convertible promissory note issued (Note 22)	(2,038,600)	(589,600)
Liability component on initial recognition	15,919,487	4,913,327
Converted to shares in the Company	(600,000)	-
Redeemed through the conversion to eGlass shares	(4,902,927)	-
Interest accrued	727,440	204,846
Carrying value as at end of year	11,144,000	5,118,173

Note (i)

From July to December 2022, the Company issued a total of approximately US$5.5 million convertible notes (“CPNote(s)”). The CPNotes are interest free, unsecured and convertible into shares of eGlass Technologies Ltd. (“eGlass”), a former subsidiary company of the Company, on the date eGlass receives notice from Australia Securities Exchange (“ASX”) that it will be admitted to the official list of ASX, at a conversion price equal to 25% discount to the IPO Price.

However, if by the first anniversary of the date of the issuance of the CPNote, eGlass has not received notice from ASX that it will be admitted to the official list of ASX, all CPNotes, according to the time of the one year anniversary, will then as appropriate, convert to shares of the Company based on then 30-day VWAP multiplied by 90%.

In addition, each noteholder shall receive warrants (“Warrant”) equal to the amount of the CPNote to subscribe for one share in eGlass at the IPO Price for a period of one year after the IPO, provided that eGlass is listed on the ASX. The Warrants are assignable and transferable prior to the IPO. If eGlass is not listed on the ASX, the Warrants will automatically expire.

In November and December 2023, all of the CPNotes were converted into eGlass shares, except for US$600,000 of CPNotes which were converted into 240,000 shares in the Company at a conversion price of US$2.50 per share.

Note (ii)

In November 2023, the Company issued a US$15 million convertible promissory note (“Note”) to Nextglass Solutions, Inc. The Note is redeemable in 2 years and has an interest rate of 12% per annum. The holder of the Note has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$1.42 per share, subject to adjustment, over the term of the Note. The holder of the Note cannot convert the shares in the Company if such conversion would take the noteholder over 19.99% shareholding in the Company. At the date of this report, there was no conversion of the Note.

Convertible promissory notes converted to shares during the year

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Carrying value as at January 1	5,118,173	3,083,223
Interest accrued at effective interest rate	384,754	2,761,872
Shares issued for interest payment	-	(41,591)
Shares issued on conversion of convertible promissory note	(600,000)	(3,444,872)
Redemption of convertible promissory note	(4,902,927)	-
Carrying value as at December 31	-	-

In, 2022, the Convertible Promissory Notes converted into shares of the Company are as follows:

(a) On January 20, 2020, the Company entered into a Convertible Promissory Note Purchase Agreement the (“CN Agreement”), with an independent third party (“Noteholder”). Pursuant to CN Agreement, the Noteholder purchased from the Company a 10% convertible promissory note (the “Promissory Note”) in the principal amount of HK$14 million (equivalent to approximately US$1.8 million) maturing in two (2) years from the date of the agreement. The Noteholder has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$5.00, subject to adjustment, per share over the term of the Promissory Note.

In October 2020, the Group settled the interest accrued of $174,811 by issuing 46,741 shares to the Noteholder.

On January 19, 2022, the Noteholder converted the Promissory Note and accrued interest to a total of 664,871 shares in the Company.

(b) On August 6, 2020, the Company entered into a second Convertible Promissory Note Agreement (“the Second CN Agreement”) with a third party (“Second Noteholder”). Pursuant to the Second CN Agreement, the holder invested US$1,650,000 under a convertible note (the “Second Note”) without interest, maturing in two years from the date of the Second Note. The Second Noteholder or the Company has the right to convert the principal into ordinary shares of the Company at a conversion price of US$3.25 per share over the term of the Second Note. The conversion price is subject to downward adjustment and has a floor price of US$1.50 if the Company sells ordinary shares below the conversion price within 12 months after the date of the Second Note. The Second Note cannot be prepaid. The Second Noteholder agreed to waive piggyback registration rights.

The conversion feature in convertible promissory notes were derivative liabilities based on the fact the conversion into shares could result in a variable number of shares to be issued.

On April 13, 2022 the Second Noteholder converted the Second CN Agreement to a total of 507,692 shares in the Company.

In 2023, the convertible promissory notes converted into shares of the Company are as follows:

As detailed in this Note (i) above, all the convertible notes issued from July to December 2022 totaling about US$5.5 million were converted into eGlass shares, except for US$600,000 of CPNotes which were converted into 240,000 shares in the Company at a conversion price of US$2.50 per share.